Income Taxes - Deductible temporary differences and tax loss and interest carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Unrecognized deferred tax assets, Beginning balance	€ 201,588	€ 124,043
Addition	79,378	77,682
Deductions	(2,067)	(137)
Unrecognized deferred tax assets, Ending balance	278,899	201,588
Temporary differences
Income Taxes
Unrecognized deferred tax assets, Beginning balance	15,391	13,850
Addition	2,676	1,541
Unrecognized deferred tax assets, Ending balance	18,067	15,391
Tax losses
Income Taxes
Unrecognized deferred tax assets, Beginning balance	181,969	106,264
Addition	76,702	75,705
Deductions	(338)
Unrecognized deferred tax assets, Ending balance	258,333	181,969
Interest carry forward
Income Taxes
Unrecognized deferred tax assets, Beginning balance	4,228	3,929
Addition		436
Deductions	(1,729)	(137)
Unrecognized deferred tax assets, Ending balance	€ 2,499	€ 4,228